Condensed Consolidated Interim Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Capital surplus [Member]	Treasury stock [member]	Retained earnings [Member]	Other components of equity [member]	Equity attributable to owners of the parent [Member]	Non-controlling interests [Member]
Beginning balance at Mar. 31, 2020	¥ 8,286,023	¥ 86,067	¥ 171,823	¥ (273,940)	¥ 8,142,948	¥ (114,639)	¥ 8,012,259	¥ 273,764
Comprehensive income for the period
Profit for the period	471,898				444,102		444,102	27,796
Other comprehensive income, net of tax	(43,496)					(49,900)	(49,900)	6,404
Total comprehensive income for the period	428,402				444,102	(49,900)	394,202	34,200
Reclassification to retained earnings					353	(353)
Transactions with owners and other
Dividends paid	(140,947)				(100,181)		(100,181)	(40,766)
Purchases of treasury stock	(4)			(4)			(4)
Disposal of treasury stock	124			124			124
Share-based payment transactions	203		203				203
Equity transactions and others	2,251							2,251
Total transactions with owners and other	(138,373)		203	120	(100,181)		(99,858)	(38,515)
Ending balance at Dec. 31, 2020	8,576,052	86,067	172,026	(273,820)	8,487,222	(164,892)	8,306,603	269,449
Beginning balance at Mar. 31, 2021	9,372,839	86,067	172,049	(273,786)	8,901,266	196,710	9,082,306	290,533
Comprehensive income for the period
Profit for the period	616,203				582,169		582,169	34,034
Other comprehensive income, net of tax	341,313					335,941	335,941	5,372
Total comprehensive income for the period	957,516				582,169	335,941	918,110	39,406
Reclassification to retained earnings					(39)	39
Transactions with owners and other
Dividends paid	(231,550)				(188,402)		(188,402)	(43,148)
Purchases of treasury stock	(62,756)			(62,756)			(62,756)
Disposal of treasury stock	442			442			442
Share-based payment transactions	(174)		(174)				(174)
Equity transactions and others			13,679	7,657			21,336	(21,336)
Total transactions with owners and other	(294,038)		13,505	(54,657)	(188,402)		(229,554)	(64,484)
Ending balance at Dec. 31, 2021	¥ 10,036,317	¥ 86,067	¥ 185,554	¥ (328,443)	¥ 9,294,994	¥ 532,690	¥ 9,770,862	¥ 265,455